Intangible Assets, Net and Goodwill - Changes in intangible assets with definite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 41,123,587
Balance at end of the period	40,389,842	$ 41,123,587
Amortization expense	2,547,570	2,418,870
Discontinued operations
Analysis of the changes in intangible assets
Amortization expense		31,423
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067	$ 15,166,067
Soccer player rights
Analysis of the changes in intangible assets
Amortization expense	422,065	353,232
Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	12,019,694
Balance at end of the period	11,285,949	12,019,694
Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	111,526
Balance at end of the period	48,314	111,526
Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Amortization of the year			110,701
Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	4,159,245
Balance at end of the period	4,395,522	4,159,245
Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period	917,221
Balance at end of the period	602,159	917,221
Intangible Assets with Finite Useful Lives | Payments for concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,536,697
Balance at end of the period	5,249,030	5,536,697
Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	1,295,005
Balance at end of the period	990,924	1,295,005
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	67,311,292
Balance at end of the period	66,614,306	67,311,292
Cost | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	38,207,399	37,691,621
Additions	1,869,707	1,807,183
Transfers from property, plant and equipment	602,197	502,017
Retirements and Impairment adjustments	(3,108,985)	(1,771,846)
Effect of translation	(59,905)	(21,576)
Balance at end of the period	37,510,413	38,207,399	37,691,621
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	2,227,096	2,227,096
Additions	8,916
Balance at end of the period	2,236,012	2,227,096	2,227,096
Cost | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		553,505
Retirements and Impairment adjustments		(553,505)
Balance at end of the period			553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	15,111,644	14,831,874
Additions	1,481,655	965,046
Transfers from property, plant and equipment	602,197	502,017
Retirements and Impairment adjustments	(165,029)	(1,206,643)
Transfers and reclassifications		35,921
Effect of translation	(40,300)	(16,571)
Balance at end of the period	16,990,167	15,111,644	14,831,874
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period	8,791,701	8,806,951
Retirements and Impairment adjustments		(10,386)
Effect of translation	(12,052)	(4,864)
Balance at end of the period	8,779,649	8,791,701	8,806,951
Cost | Intangible Assets with Finite Useful Lives | Payments for concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,824,365	5,825,559
Retirements and Impairment adjustments		(1,194)
Balance at end of the period	5,824,365	5,824,365	5,825,559
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	6,252,593	5,446,636
Additions	379,136	842,137
Retirements and Impairment adjustments	(2,943,956)	(118)
Transfers and reclassifications		(35,921)
Effect of translation	(7,553)	(141)
Balance at end of the period	3,680,220	6,252,593	5,446,636
Accumulated depreciation
Analysis of the changes in intangible assets
Balance at beginning of the period	(26,187,705)
Balance at end of the period	(26,224,464)	(26,187,705)
Accumulated depreciation | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(26,187,705)	(24,673,706)
Amortization of the year	(2,547,570)	(2,418,870)
Other amortization of the year	(422,065)	353,232
Retirements and Impairment adjustments	2,879,861	1,237,003
Effect of translation	53,015	21,100
Balance at end of the period	(26,224,464)	(26,187,705)	(24,673,706)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	(2,115,570)	(2,043,442)
Amortization of the year	(72,128)	(72,128)
Balance at end of the period	(2,187,698)	(2,115,570)	(2,043,442)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period		(553,505)
Retirements and Impairment adjustments		553,505
Balance at end of the period			(553,505)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	(10,952,399)	(9,672,946)
Amortization of the year	(1,820,411)	(1,640,543)
Retirements and Impairment adjustments	139,190	610,038
Transfers and reclassifications		(264,968)
Effect of translation	38,975	16,020
Balance at end of the period	(12,594,645)	(10,952,399)	(9,672,946)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period	(7,874,480)	(7,574,668)
Amortization of the year	(315,062)	(315,062)
Retirements and Impairment adjustments		10,386
Effect of translation	12,052	4,864
Balance at end of the period	(8,177,490)	(7,874,480)	(7,574,668)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Payments for concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	(287,668)
Amortization of the year	(287,667)	(287,668)
Balance at end of the period	(575,335)	(287,668)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	(4,957,588)	(4,829,145)
Amortization of the year	(52,302)	(103,469)
Other amortization of the year	(422,065)	353,232
Retirements and Impairment adjustments	2,740,671	63,074
Transfers and reclassifications		264,968
Effect of translation	1,988	216
Balance at end of the period	$ (2,689,296)	$ (4,957,588)	$ (4,829,145)